Derivatives and Hedging Activities (Outstanding Interest Rate Derivatives Not Designated as Hedges) (Details) (Not Designated as Hedging Instrument [Member], Interest Rate Cap [Member], USD $)	Dec. 31, 2012 Contract
Not Designated as Hedging Instrument [Member] | Interest Rate Cap [Member]
Derivative [Line Items]
Number of Instruments	9
Notional amounts of interest rate contracts	$ 55,875,000